Derivative instruments and hedging activities - Summary of outstanding derivative instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative financial assets	¥ 70,144	¥ 61,023
Derivative financial liabilities	34,123	72,120
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Derivative financial assets	43,464	26,795
Derivative financial liabilities	3,139	6,455
Interest rate swaptions agreements
Derivatives, Fair Value [Line Items]
Derivative financial assets	380
Derivative financial liabilities	2,517	1,075
Foreign exchange forward contracts
Derivatives, Fair Value [Line Items]
Derivative financial assets	12,496	14,687
Derivative financial liabilities	12,257	34,284
Swap agreements
Derivatives, Fair Value [Line Items]
Derivative financial assets	3,774	11,897
Derivative financial liabilities	5,781	925
Currency option contracts purchased
Derivatives, Fair Value [Line Items]
Derivative financial assets	508	42
Derivative financial liabilities	835
Currency option contracts written
Derivatives, Fair Value [Line Items]
Derivative financial liabilities	5	172
Other currency contracts
Derivatives, Fair Value [Line Items]
Derivative financial assets	4,540	3,578
Derivative financial liabilities	998	1,201
Equity future contracts
Derivatives, Fair Value [Line Items]
Derivative financial assets	290
Derivative financial liabilities	3,321	11,903
Equity swap agreements
Derivatives, Fair Value [Line Items]
Derivative financial liabilities	5,270	16,105
Option contracts purchased
Derivatives, Fair Value [Line Items]
Derivative financial assets	¥ 4,692	¥ 4,024